Real Estate Investments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended			3 Months Ended							3 Months Ended	1 Months Ended	3 Months Ended						1 Months Ended	12 Months Ended																										3 Months Ended			3 Months Ended										3 Months Ended	12 Months Ended			3 Months Ended					12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 Mortgages [Member] Wesco I - Arbos Parc Rose mortgage loan [Member]	Sep. 30, 2011 Mortgages [Member] Wesco I - Reveal mortgage loan [Member]	Sep. 30, 2011 Mortgages [Member] Wesco I - Redmond Hill mortgage loan [Member]	Dec. 31, 2011 Mortgages [Member] Wesco I - Briarwood mortgage loan [Member]	Dec. 31, 2011 Mortgages [Member] Wesco I - The Woods mortgage loan [Member]	Sep. 30, 2011 Mortgages [Member] Fountain at La Brea - bond financing [Member]	Dec. 31, 2011 Mortgages [Member] Santa Monica at La Brea - bond financing [Member]	Jun. 30, 2011 Line of Credit [Member] Wesco I - Arbos Parc Rose line of credit [Member]	Dec. 31, 2010 Construction Loans [Member] Queen Anne - construction loan [Member]	Mar. 31, 2011 Santee Village [Member]	Mar. 31, 2011 1000 Kiely [Member]	Jun. 30, 2011 Bellerive [Member]	Jun. 30, 2011 Santa Clara Retail [Member]	Sep. 30, 2011 Bernard [Member]	Dec. 31, 2011 Delano [Member]	Jan. 31, 2012 Bon Terra [Member]	Dec. 31, 2010 416 on Broadway [Member]	Dec. 31, 2010 Anavia [Member]	Dec. 31, 2010 Santee Court [Member]	Dec. 31, 2010 Courtyard off Main [Member]	Dec. 31, 2010 Corbella at Juanita Bay [Member]	Dec. 31, 2010 Allegro [Member]	Dec. 31, 2010 101 San Fernando [Member]	Dec. 31, 2010 The Commons [Member]	Dec. 31, 2010 Bella Villagio [Member]	Dec. 31, 2010 Muse [Member]	Dec. 31, 2010 Elevation [Member]	Dec. 31, 2011 Real Estate Under Development Activities [Member]	Dec. 31, 2011 Predevelopment Pipeline [Member]	Dec. 31, 2011 Predevelopment Pipeline - Land [Member]	Dec. 31, 2011 Equity Method Investment [Member]	Dec. 31, 2010 Equity Method Investment [Member]	Dec. 31, 2009 Equity Method Investment [Member]	Dec. 31, 2011 Cost Method Investment [Member] Series Preferred Stock [Member]	Dec. 31, 2010 Cost Method Investment [Member] Series Preferred Stock [Member]	Dec. 31, 2011 Equity Method Investment - Operating [Member]	Dec. 31, 2010 Equity Method Investment - Operating [Member]	Dec. 31, 2011 Equity Method Investment - Development [Member]	Dec. 31, 2010 Equity Method Investment - Development [Member]	Dec. 31, 2011 Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2010 Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2011 Wesco I LLC [Member] Equity Method Investment [Member]	Sep. 30, 2011 Wesco I - Redmond Hill [Member] Equity Method Investment [Member]	Dec. 31, 2011 Essex Apartment Value Fund II, L.P. Fund II [Member] Equity Method Investment [Member]	Dec. 31, 2010 Essex Apartment Value Fund II, L.P. Fund II [Member] Equity Method Investment [Member]	Mar. 31, 2010 Essex Skyline at MacArthur Place [Member] Equity Method Investment [Member]	Dec. 31, 2011 Essex Skyline at MacArthur Place [Member] Equity Method Investment - Operating [Member]	Dec. 31, 2010 Essex Skyline at MacArthur Place [Member] Equity Method Investment - Operating [Member]	Jun. 30, 2011 Canada Pension Plan Investment Board (CPPIB) I [Member] Equity Method Investment [Member]	Sep. 30, 2011 Canada Pension Plan Investment Board (CPPIB) II [Member] Equity Method Investment [Member]	Sep. 30, 2011 Fountain at La Brea [Member] Equity Method Investment [Member] sqft	Dec. 31, 2011 Santa Monica at La Brea [Member] Equity Method Investment [Member] sqft	Dec. 31, 2010 Queen Anne [Member] Equity Method Investment [Member]	Dec. 31, 2011 Queen Anne [Member] Equity Method Investment - Development [Member]	Dec. 31, 2010 Queen Anne [Member] Equity Method Investment - Development [Member]	Dec. 31, 2011 Wesco II, LLC [Member] Equity Method Investment [Member]	Dec. 31, 2011 Wesco II, LLC [Member] Equity Method Investment [Member]	Dec. 31, 2011 Wesco II, LLC [Member] Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2010 Wesco II, LLC [Member] Equity Method Investment - Preferred Interest [Member]	Jun. 30, 2011 Los Angeles I [Member] Equity Method Investment [Member]	Mar. 31, 2011 Los Angeles II [Member] Equity Method Investment [Member]	Sep. 30, 2010 Anaheim [Member] Equity Method Investment [Member]	Sep. 30, 2011 MyNewPlace.com [Member] Equity Method Investment [Member]	Mar. 31, 2009 Development joint venture [Member] Equity Method Investment [Member]	Dec. 31, 2011 Development joint venture [Member] Equity Method Investment [Member]	Dec. 31, 2011 Limited partnership interest in Essex Apartment Value Fund II LP [Member] Equity Method Investment - Operating [Member]	Dec. 31, 2010 Limited partnership interest in Essex Apartment Value Fund II LP [Member] Equity Method Investment - Operating [Member]	Dec. 31, 2011 Limited liability companies that own own and are developing Cadence and West Dublin [Member] Equity Method Investment - Development [Member]	Dec. 31, 2010 Limited liability companies that own own and are developing Cadence and West Dublin [Member] Equity Method Investment - Development [Member]	Dec. 31, 2011 Limited liability companies that own own and are developing Fountain and Santa Monica at La Brea [Member] Equity Method Investment - Development [Member]	Dec. 31, 2010 Limited liability companies that own own and are developing Fountain and Santa Monica at La Brea [Member] Equity Method Investment - Development [Member]	Dec. 31, 2011 Apartment communities in downtown Los Angeles [Member] Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2010 Apartment communities in downtown Los Angeles [Member] Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2011 Madison Park at Anaheim [Member] Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2010 Madison Park at Anaheim [Member] Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2011 Membership interest in Wesco [Member] Equity Method Investment - Operating [Member]	Dec. 31, 2010 Membership interest in Wesco [Member] Equity Method Investment - Operating [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Number of communities acquired				5	11																																												4
Gain from sale of real estate	$ 3,200	$ 200	$ 5,200	$ 8,400																																																																	$ 900
Number of units sold			159
Ownership interest in joint venture (in hundredths)																																																		28.20%		50.00%			55.00%	55.00%	50.00%		50.00%
Fee earned for acquisition of property																																																				500
Number of institutional investors in partnership																																																		8
Equity investment, contributions by institutional investors																																																		265,900
Equity investment, contribution by Company																																																		75,000							9,000	5,800												5,800
Debt ratio as leverage (in hundredths)																																																		55.00%												60.00%	60.00%
Number of apartment communities owned	159			159																																												6		14	14
Write-off of investment in joint venture development project				0	2,302	13,084																																																																5,800
Ownership split in joint venture																																																50/50										50/50				50/50	50/50
Total equity commitment from partners																																																200,000
Each partner's equity commitment																																																100,900
Co-investment	383,412			383,412	107,840																																			0	639	163,945	95,187	96,072	0	123,395	12,014	78,300					24,063	29,187						17,981	0	175,000	175,000	88,075	0	13,000	9,700	12,000				64,294	66,000	62,897	0	15,194	0	22,792	0	12,528	12,014	75,588	0
Number of units to be developed by joint venture																																																								309	187	184	275
Square footage of real estate property (in sq ft)																																																									18,200	12,750
Ownership interest in joint venture by partner (in hundredths)																																																											50.00%
Stated term of preferred equity investment (in years)																																																														7Y				5Y	10Y
Preferred return on preferred equity investment (in hundredths)																																																														101.00%				10.00%
Preferred return on preferred equity investment in first five years (in hundredths)																																																																			9.00%	13.00%
Preferred return on preferred equity investment, thereafter, minimum (in hundredths)																																																																			10.00%
Preferred return on preferred equity investment, thereafter, maximum (in hundredths)																																																																			12.50%
Preferred return on preferred equity investment, thereafter (in hundredths)																																																																				15.00%
Net proceeds from sale of property																																																																					1,600
Income tax benefit recognized for 2009 write-off of investment in development joint venture																																																																							1,600
Balance sheets [Abstract]
Rental properties and real estate under development																																					(1,483,596)	(750,808)
Other assets																																					63,131	15,864
Total assets																																					1,546,727	766,672
Debt							59,900	78,700	97,100	19,300	13,500	54,500	59,900		45,000																						(900,095)	(450,693)																								450,000	450,000
Other liabilities																																					48,472	7,076
Equity																																					598,160	308,903
Total liabilities and equity																																					1,546,727	766,672
Company's share of equity																																					383,412	107,201
Statements of operations [Abstract]
Property revenues																																					106,386	54,699	47,201
Property operating expenses																																					43,065	24,098	18,450
Net property operating income																																					63,321	30,601	28,751
Interest expense																																					27,843	13,619	10,805
General and administrative																																					1,528	709	294
Depreciation and amortization																																					44,412	20,850	15,656
Net income (loss)																																					(10,462)	(4,577)	1,996
Company's share of net (loss) income																																					(467)	(1,715)	670
Projected debt service coverage ratio (in hundredths)																																																															110.00%
Number of years the investment can not be repaid (in years)																																																															2
Business Combination, Separately Recognized Transactions [Line Items]
Cost of acquired entity	103,300			103,300	456,250											17,000	31,400	27,000	20,600	13,800	14,100	16,000	43,000	80,600	31,100	30,000	23,400	29,850	64,100	42,500	54,000	39,100	18,600		42,800	44,300
Number of units acquired				386	2,032											73	121	63		63	66	60	115	250	165	110	169	97	323	264	231	152	156	1,235	481	298
Mortgage loan on property acquired, maturity date																			Apr. 30, 2014
Mortgage loan on property acquired, interest rate (in hundredths)																			5.00%
Number of units expected to be entitled																			494
Percentage of space leased (in hundredths)																			100.00%
Purchase price	103,300			103,300	456,250											17,000	31,400	27,000	20,600	13,800	14,100	16,000	43,000	80,600	31,100	30,000	23,400	29,850	64,100	42,500	54,000	39,100	18,600		42,800	44,300
Units				386	2,032											73	121	63		63	66	60	115	250	165	110	169	97	323	264	231	152	156	1,235	481	298
Quarter acquired																							Q4 2010	Q4 2010	Q4 2010	Q4 2010	Q4 2010	Q4 2010	Q3 2010	Q3 2010	Q3 2010	Q3 2010	Q2 2010
Sales price of real estate	7,400	1,400	16,000	23,400
Number of active development projects	5			5																														5
Estimated costs to be expended																																		282,600
Estimated cost of active development projects																																		422,600
Cost related to land held for future development or sale																																				44,300
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	440,000			440,000	207,200									100,000
Debt instrument, description of variable rate basis								LIBOR						LIBOR	LIBOR
Basis spread on variable rate (in hundredths)								1.90%						2.30%	1.95%
Secured mortgage loans on real estate							59,900	78,700	97,100	19,300	13,500	54,500	59,900		45,000																						(900,095)	(450,693)																								450,000	450,000
Debt instrument, maturity term (in years)							10Y	2Y	10Y	10Y
Debt instrument, number of extensions								2							2
Debt instrument, term of extensions (in years)								1 year
Number of loans on real estate acquired									2
Estimated total cost of renovation										$ 5,900
Interest rate swap, termination date		Sep. 30, 2016													Jul. 31, 2014
Interest rate swap, description of variable interest rate basis	SIFMA	SIFMA
Interest rate swap, basis spread on variable rate (in hundredths)	1.50%	1.50%		1.50%